CASH FLOW GENERATED FROM OPERATIONS - MATERIAL NON-CASH INVESTING ACTIVITIES (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Explanation Of Investing And Financing Transactions Not Require Use Of Cash Or Cash Equivalents [Abstract]
Government grants relating to fixed assets (Note 6)	¥ 673,878